TAX CREDITS	12 Months Ended
Dec. 31, 2024
TAX CREDITS.
TAX CREDITS

NOTE 7 — TAX CREDITS

	2024	2023
Current
ICMS (state VAT)	269,544	165,598
Social security financing	604,704	606,477
Financing of social integration program	178,989	132,507
IPI (federal VAT)	33,154	21,796
IVA (value-added tax)	4,555	27,311
Others	62,176	56,135
	1,153,122	1,009,824

Non-current
ICMS (state VAT)	195,537	146,074
Social security financing	1,269,568	1,452,618
Financing of social integration program and Others	279,282	317,408
	1,744,387	1,916,100
	2,897,509	2,925,924

The estimates of realization of non-current tax credits are as follows:

	2024	2023
2025	—	530,605
2026	575,517	502,110
2027	384,850	299,152
2028	456,327	584,233
2029 on	327,693	—
	1,744,387	1,916,100